Payroll costs, share based payments and management incentive schemes - Inputs and Assumptions Underlying the Monte Carlo Model (Details) - Restricted Shares - USD ($)		12 Months Ended
	Dec. 07, 2015	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in dollars per share)	$ 11.50
January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price (in usd)		$ 12.00
Exercise price (in dollars per share)		$ 0.00
Expected volatility of the share price		20.00%
Dividend yield expected		0.00%
Risk free rate		1.59%
Employee exit rate		16.00%
January 1, 2016 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share		3 years 7 days
EBITDA Performance Target Condition		5.00%
January 1, 2016 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share		4 years
EBITDA Performance Target Condition		75.00%
January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price (in usd)		$ 9.57
Exercise price (in dollars per share)		$ 0.00
Expected volatility of the share price		23.00%
Dividend yield expected		0.00%
Risk free rate		1.83%
Employee exit rate		16.00%
January 1, 2017 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share		3 years 1 month 10 days
EBITDA Performance Target Condition		5.00%
January 1, 2017 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share		4 years
EBITDA Performance Target Condition		75.00%